CDC NVEST EQUITY FUNDS
                             CDC NVEST INCOME FUNDS
                              CDC NVEST STAR FUNDS
                         CDC NVEST TAX FREE INCOME FUNDS
                         CDC NVEST CASH MANAGEMENT TRUST
                            LOOMIS SAYLES GROWTH FUND
                     LOOMIS SAYLES INTERNATIONAL EQUITY FUND
                           LOOMIS SAYLES RESEARCH FUND
                    LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Supplement dated December 19, 2003 to the currently effective Classes A, B and C Prospectuses for the Funds listed above, each as may be supplemented from time to time

CDC IXIS Asset Management Distributors, L.P. will be implementing a change to the maximum purchase investment amount allowed in Class B shares as described below, effective February 1, 2004.

                                                                  (Over, please)

IN THE SUBSECTION ENTITLED "CLASS B SHARES" WITHIN THE SECTION ENTITLED, "INVESTING IN THE FUNDS" THE FIFTH BULLET IS REVISED TO READ AS FOLLOWS:

Investors will not be permitted to purchase $100,000 or more of Class B shares as a single investment per account. There are certain exceptions to this restriction for omnibus accounts and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemption if you redeem Class A shares within 1 year of purchase.

                                                                      SP209-1203

                             CDC NVEST EQUITY FUNDS
                             CDC NVEST INCOME FUNDS
                              CDC NVEST STAR FUNDS
                         CDC NVEST TAX FREE INCOME FUNDS
                         CDC NVEST CASH MANAGEMENT TRUST
                            LOOMIS SAYLES GROWTH FUND
                     LOOMIS SAYLES INTERNATIONAL EQUITY FUND
                           LOOMIS SAYLES RESEARCH FUND
                    LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Supplement dated December 19, 2003 to the currently effective Classes A, B and C Prospectuses for the Funds listed above, each as may be supplemented from time to time

On November 21, 2003 the Board of Trustees of CDC Nvest Funds and Loomis Sayles Funds approved a change to the load structure of the Class C shares of the Funds to remove the 1.00% front-end sales charge payable by the investor effective February 1, 2004.

PROSPECTUS CHANGES

IN THE SUBSECTION ENTITLED "SHAREHOLDER FEES" WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES", THE PORTION OF THE TABLE DISCUSSING CLASS C SHARES IS REVISED TO READ AS FOLLOWS:

                                                                         CLASS C
------------------------------------------------------------------ -------------
------------------------------------------------------------------ -------------
Maximum sales charge (load) imposed on purchases                            None
(as a percentage of offering price) (1)(2)

------------------------------------------------------------------ -------------
------------------------------------------------------------------ -------------

Maximum deferred sales charge (load)                                       1.00%
(as a percentage of original purchase price or redemption proceeds, as applicable)(2)

------------------------------------------------------------------ -------------
------------------------------------------------------------------ -------------

Redemption Fees                                                             None

------------------------------------------------------------------ -------------

(1) A reduced sales charge on Class A shares applies in some cases. See the section entitled "Ways to Reduce or eliminate Sales Charges" within the section entitled "Fund Services".

(2)  Does not apply to reinvested distributions.

IN ADDITION, INVESTORS SHOULD NOTE THAT THE EXAMPLES TABLE IN THE "FUND FEES & EXPENSES" SECTION REFLECTS THE 1.00% FRONT-END SALES CHARGE ON CLASS C SHARES AND BEGINNING FEBRUARY 1, 2004, A SHAREHOLDER'S COST OF INVESTING IN CLASS C SHARES WILL BE LOWER THAN THE AMOUNTS REFLECTED IN THE TABLE.

IN THE SUBSECTION ENTITLED "CLASS C SHARES" WITHIN THE SECTION ENTITLED "INVESTING IN THE FUNDS", THE FIRST BULLET IS DELETED.

IN THE SUBSECTION ENTITLED "CLASS C SHARES" WITHIN THE SECTION ENTITLED "HOW SALES CHARGES ARE CALCULATED", THE FIRST TWO SENTENCES ARE REVISED TO READ AS
FOLLOWS:

The offering price of Class C shares is their net asset value without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase."

IN THE SECTION ENTITLED, "WAYS TO REDUCE OR ELIMINATE SALES CHARGES" THE SECOND SUBHEADING "CLASS A OR CLASS C SHARES" IS DELETED. IN ADDITION, IN THE SUBSECTION ENTITLED "ELIMINATING SALES CHARGES AND CDSCS" THE FIRST SENTENCE IS REVISED TO READ AS FOLLOWS:

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

IN THE SUBSECTION ENTITLED "REPURCHASING FUND SHARES" WITHIN THE SECTION ENTITLED, "WAYS TO REDUCE OR ELIMINATE SALES CHARGES" THE FIRST SENTENCE IS REVISED TO READ AS FOLLOWS:

"You may apply proceeds from redeeming Class A shares of the Funds (WITHOUT PAYING A FRONT-END SALES CHARGE) to repurchase Class A shares of any CDC Nvest Fund."


                                                                      SP210-1203

                 CDC NVEST EQUITY FUNDS, CDC NVEST INCOME FUNDS
              CDC NVEST STAR FUNDS, CDC NVEST TAX FREE INCOME FUNDS
           CDC NVEST CASH MANAGEMENT TRUST, LOOMIS SAYLES GROWTH FUND
      LOOMIS SAYLES INTERNATIONAL EQUITY FUND, LOOMIS SAYLES RESEARCH FUND
                    LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Supplement dated December 19, 2003 to the currently effective Classes A, B and C Prospectuses for the Funds listed above, each as may be supplemented from time to time

On November 21, 2003 the Board approved a change to the load structure of the Class C shares of the CDC Nvest Funds to remove the 1.00% front-end sales charge payable by the investor and paid to the selling broker, effective February 1, 2004. CDC IXIS Asset Management Distributors, L.P. will be implementing a change to the maximum purchase investment amount allowed in Class B shares as described below, effective February 1, 2004.

PROSPECTUS CHANGES

IN THE SUBSECTION ENTITLED "SHAREHOLDER FEES" WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES", THE PORTION OF THE TABLE DISCUSSING CLASS C SHARES IS REVISED TO READ AS FOLLOWS:

                                                                         CLASS C
------------------------------------------------------------------ -------------
------------------------------------------------------------------ -------------
Maximum sales charge (load) imposed on purchases                            None
(as a percentage of offering price) (1)(2)

------------------------------------------------------------------ -------------
------------------------------------------------------------------ -------------
Maximum deferred sales charge (load)                                       1.00%
(as a percentage of original purchase price or redemption proceeds, as applicable)(2)

------------------------------------------------------------------ -------------
------------------------------------------------------------------ -------------
Redemption Fees                                                             None
------------------------------------------------------------------ -------------

(1) A reduced sales charge on Class A shares applies in some cases. See the section entitled "Ways to Reduce or eliminate Sales Charges" within the section entitled "Fund Services".
(2)  Does not apply to reinvested distributions.

IN ADDITION, INVESTORS SHOULD NOTE THAT THE EXAMPLES TABLE IN THE "FUND FEES & EXPENSES" SECTION REFLECTS THE 1.00% FRONT-END SALES CHARGE ON CLASS C SHARES AND BEGINNING FEBRUARY 1, 2004, A SHAREHOLDER'S COST OF INVESTING IN CLASS C SHARES WILL BE LOWER THAN THE AMOUNTS REFLECTED IN THE TABLE.

IN THE SUBSECTION ENTITLED "CLASS C SHARES" WITHIN THE SECTION ENTITLED "INVESTING IN THE FUNDS", THE FIRST BULLET IS DELETED.

IN THE SUBSECTION ENTITLED "CLASS C SHARES" WITHIN THE SECTION ENTITLED "HOW SALES CHARGES ARE CALCULATED", THE FIRST TWO SENTENCES ARE REVISED TO READ AS
FOLLOWS:

The offering price of Class C shares is their net asset value without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase."

IN THE SECTION ENTITLED, "WAYS TO REDUCE OR ELIMINATE SALES CHARGES" THE SECOND SUBHEADING "CLASS A OR CLASS C SHARES" IS DELETED. IN ADDITION, IN THE SUBSECTION ENTITLED "ELIMINATING SALES CHARGES AND CDSCS" THE FIRST SENTENCE IS REVISED TO READ AS FOLLOWS:

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

IN THE SUBSECTION ENTITLED "REPURCHASING FUND SHARES" WITHIN THE SECTION ENTITLED, "WAYS TO REDUCE OR ELIMINATE SALES CHARGES" THE FIRST SENTENCE IS REVISED TO READ AS FOLLOWS:

"You may apply proceeds from redeeming Class A shares of the Funds (WITHOUT PAYING A FRONT-END SALES CHARGE) to repurchase Class A shares of any CDC Nvest Fund."

IN THE SUBSECTION ENTITLED "CLASS B SHARES" WITHIN THE SECTION ENTITLED, "INVESTING IN THE FUNDS" THE FIFTH BULLET IS REVISED TO READ AS FOLLOWS:

Investors will not be permitted to purchase $100,000 or more of Class B shares as a single investment per account. There are certain exceptions to this restriction for omnibus accounts and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemption if you redeem Class A shares within 1 year of purchase.

                                                                      SP211-1203

                           CDC NVEST STAR GROWTH FUND
   CDC NVEST STAR INTERNATIONAL FUND (FORMERLY, CDC NVEST STAR WORLDWIDE FUND)
                            CDC NVEST STAR VALUE FUND

SUPPLEMENT DATED DECEMBER 19, 2003 TO THE CDC NVEST STAR FUNDS CLASSES A, B AND C AND CLASS Y PROSPECTUSES, EACH DATED MAY 1, 2003, EACH AS MAY BE SUPPLEMENTED FROM TIME TO TIME

On November 21, 2003, the Board of Trustees (the "Trustees") of CDC Nvest Funds Trust I (the "Trust") approved the recommendation of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") to change the product structure of the CDC Nvest Star International Fund (the "Star International Fund") from a fund with multiple subadvisers to a fund with a single subadviser. Effective March 1, 2004, Hansberger Global Investors, Inc. ("Hansberger") will continue to manage the Star International Fund under the existing subadvisory agreement among the Trust on behalf of the Star International Fund, CDC IXIS Advisers and Hansberger. The existing subadvisory agreements with Harris Associates L.P. ("Harris") and Loomis, Sayles & Company, L.P. ("Loomis Sayles") will be terminated. The Trustees approved changing the Star International Fund's name to "Hansberger International Fund" with this change, as well as lowering the advisory fee. Effective March 1, 2004 the advisory fee payable to CDC IXIS Advisers is an annual rate of 0.80% of the first $200 million of the Fund's average daily net assets and 0.75% of such assets in excess of $200 million.

PROSPECTUS CHANGES - EFFECTIVE MARCH 1, 2004

CDC NVEST STAR INTERNATIONAL FUND

Effective March 1, 2004, any reference to CDC Nvest Star International Fund will change to Hansberger International Fund and any reference to Harris or Loomis Sayles serving as subadviser to the Fund is replaced with Hansberger.

THE FIRST TWO PARAGRAPHS OF THE SUBSECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE SECTION ENTITLED "GOALS, STRATEGIES AND RISKS - CDC NVEST STAR INTERNATIONAL FUND" OF THE PROSPECTUSES IS REPLACED WITH THE TEXT SET FORTH
BELOW:

Subject to the allocation policy adopted by the Fund's Board of Trustees, CDC IXIS Advisers generally allocates capital invested in the Fund equally between its two segments which are managed by the subadviser set forth above.

WITHIN THE SECTION ENTITLED "GOALS, STRATEGIES AND RISKS - CDC NVEST STAR INTERNATIONAL FUND - MORE ON INVESTMENT STRATEGIES" OF THE PROSPECTUSES THE SUBSECTIONS ENTITLED "HARRIS ASSOCIATES - U.S. SEGMENT", "HARRIS ASSOCIATES - INTERNATIONAL SEGMENT" AND "LOOMIS SAYLES" ARE DELETED.

IN THE SECTION ENTITLED "MEET THE FUNDS' INVESTMENT ADVISERS AND SUBADVISERS," REFERENCES TO THE FUND ARE DELETED FROM INFORMATION FOR HARRIS AND LOOMIS SAYLES. REFERENCE TO HANSBERGER AS "SUBADVISER TO A SEGMENT" OF THE FUND IS REPLACED WITH "SUBADVISER" TO THE FUND.

THE SUBSECTIONS ENTITLED "STAR INTERNATIONAL FUND - HARRIS ASSOCIATES" AND "STAR INTERNATIONAL FUND - LOOMIS SAYLES" WITHIN THE SECTION ENTITLED "MEET THE FUNDS' PORTFOLIO MANAGER," ARE DELETED.

PROSPECTUS CHANGES

CDC NVEST STAR GROWTH FUND AND CDC NVEST STAR VALUE FUND

Effective December 1, 2003, Vaughan, Nelson, Scarborough & McCullough, L.P. changed its name to Vaughan Nelson Investment Management, L.P. All references to Vaughan, Nelson, Scarborough & McCullough, L.P. are replaced with "Vaughan Nelson Investment Management, L.P".

CDC NVEST STAR GROWTH FUND

Effective September 30, 2003, David P. K. Chu no longer serves as a co-portfolio manager of the Miller Anderson segment of the CDC Nvest Star Growth Fund. Dennis Lynch and David Cohen continue to serve as co-portfolio managers of the Miller Anderson segment of the Fund.

                                                                      SP212-1203

                           CDC NVEST STAR GROWTH FUND
   CDC NVEST STAR INTERNATIONAL FUND (FORMERLY, CDC NVEST STAR WORLDWIDE FUND)
                          CDC NVEST STAR SMALL CAP FUND
                            CDC NVEST STAR VALUE FUND

SUPPLEMENT DATED DECEMBER 19, 2003 TO THE CDC NVEST STAR FUNDS CLASSES A, B AND C AND CLASS Y PROSPECTUSES, EACH DATED MAY 1, 2003, EACH AS MAY BE SUPPLEMENTED FROM TIME TO TIME

On November 21, 2003, the Board of Trustees (the "Trustees") of CDC Nvest Funds Trust I (the "Trust") approved the recommendation of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") to change the product structure of the CDC Nvest Star International Fund (the "Star International Fund") from a fund with multiple subadvisers to a fund with a single subadviser. Effective March 1, 2004, Hansberger Global Investors, Inc. ("Hansberger") will continue to manage the Star International Fund under the existing subadvisory agreement among the Trust on behalf of the Star International Fund, CDC IXIS Advisers and Hansberger. The existing subadvisory agreements with Harris Associates L.P. ("Harris") and Loomis, Sayles & Company, L.P. ("Loomis Sayles") will be terminated. The Trustees approved changing the Star International Fund's name to "Hansberger International Fund" with this change, as well as lowering the advisory fee. Effective March 1, 2004 the advisory fee payable to CDC IXIS Advisers is an annual rate of 0.80% of the first $200 million of the Fund's average daily net assets and 0.75% of such assets in excess of $200 million.

On November 21, 2003, the Trustees of the Trust also approved the recommendation of CDC IXIS Advisers to change the product structure of the CDC Nvest Star Small Cap Fund (the "Star Small Cap Fund") from a fund with multiple subadvisers to a fund with a single subadviser using a single investment style. In connection with this change the Board approved Vaughan Nelson Investment Management, L.P. (formerly, Vaughan, Nelson, Scarborough & McCullough, L.P., "Vaughan Nelson ") as the new subadviser for the Star Small Cap Fund effective on March 1, 2004 and the termination of the current subadvisory agreements with Harris, Loomis Sayles, RS Investment Management, L.P. ("RS Investments") and Salomon Brothers Asset Management Inc ("Salomon Brothers"), effective at the close of business on February 29, 2004. Subject to shareholder approval, the Board approved a new sub-advisory agreement (the "New Subadvisory Agreement") for the Fund among the Trust, CDC IXIS Advisers and Vaughan Nelson effective March 1, 2004. The Board also approved a change in the Star Small Cap Fund's name to "Vaughan Nelson Small Cap Value Fund" and a lower annual advisory fee rate payable to CDC IXIS Advisers of 0.90% of the Fund's average daily net assets, both effective March 1, 2004.

The Trust expects to send to shareholders notice of a special shareholder meeting and a proxy statement in late December 2003. The special shareholder meeting is to be held on or about February 18, 2004, to vote on the approval of the New Subadvisory Agreement. Upon shareholder approval, the New Subadvisory Agreement would be effective March 1, 2004. In the event that the Fund's shareholders do not approve the New Subadvisory Agreement at the special shareholder meeting, shareholders will be notified and the Board will consider alternative arrangements for the management of the Fund's investment portfolio. In addition all of the proposed changes in the preceding paragraph are contingent upon shareholder approval of the New Subadvisory Agreement.

Under the New Subadvisory Agreement, Vaughan Nelson will assume portfolio management responsibility for the Fund under the oversight of CDC IXIS Advisers. The annualized fee rate payable to Vaughan Nelson for its subadvisory services under the New Subadvisory Agreement, as a percentage of the average daily net assets of the Fund, will be 0.55%.

PROSPECTUS CHANGES - EFFECTIVE MARCH 1, 2004

CDC NVEST STAR INTERNATIONAL FUND

Effective March 1, 2004, any reference to CDC Nvest Star International Fund will change to Hansberger International Fund and any reference to Harris or Loomis Sayles serving as subadviser to the Fund is replaced with Hansberger.

THE FIRST TWO PARAGRAPHS OF THE SUBSECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE SECTION ENTITLED "GOALS, STRATEGIES AND RISKS - CDC NVEST STAR INTERNATIONAL FUND" OF THE PROSPECTUSES IS REPLACED WITH THE TEXT SET FORTH
BELOW:

Subject to the allocation policy adopted by the Fund's Board of Trustees, CDC IXIS Advisers generally allocates capital invested in the Fund equally between its two segments which are managed by the subadviser set forth above.

WITHIN THE SECTION ENTITLED "GOALS, STRATEGIES AND RISKS - CDC NVEST STAR INTERNATIONAL FUND - MORE ON INVESTMENT STRATEGIES" OF THE PROSPECTUSES THE SUBSECTIONS ENTITLED "HARRIS ASSOCIATES - U.S. SEGMENT", "HARRIS ASSOCIATES - INTERNATIONAL SEGMENT" AND "LOOMIS SAYLES" ARE DELETED.

IN THE SECTION ENTITLED "MEET THE FUNDS' INVESTMENT ADVISERS AND SUBADVISERS," REFERENCES TO THE FUND ARE DELETED FROM INFORMATION FOR HARRIS AND LOOMIS SAYLES. REFERENCE TO HANSBERGER AS "SUBADVISER TO A SEGMENT" OF THE FUND IS REPLACED WITH "SUBADVISER" TO THE FUND.

THE SUBSECTIONS ENTITLED "STAR INTERNATIONAL FUND - HARRIS ASSOCIATES" AND "STAR INTERNATIONAL FUND - LOOMIS SAYLES" WITHIN THE SECTION ENTITLED "MEET THE FUNDS' PORTFOLIO MANAGER," ARE DELETED.

STAR SMALL CAP FUND
ASSUMING SHAREHOLDERS APPROVE THE NEW SUBADVISORY AGREEMENT, THE FOLLOWING CHANGES WILL OCCUR:

Effective March 1, 2004, any reference to CDC Nvest Star Small Cap Fund will change to Vaughan Nelson Small Cap Value Fund and any reference to Harris, Loomis Sayles, RS Investments or Salomon Brothers as subadviser to the Fund is replaced with Vaughan Nelson.

THE FIRST TWO PARAGRAPHS OF THE SUBSECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE SECTION ENTITLED "GOALS, STRATEGIES AND RISKS - CDC NVEST STAR SMALL CAP FUND" OF THE PROSPECTUSES ARE DELETED. THE FOLLOWING TEXT IS ADDED AT THE END OF THE SUBSECTION:

o Vaughan Nelson will seek to achieve the Fund's objective by investing in small capitalization companies with a focus on absolute return. Vaughan Nelson intends to construct the Fund's portfolio using a bottom-up value oriented investment process, with each individual position selling at significant discounts to long-term intrinsic value.

Vaughan Nelson will estimate the intrinsic value of the Fund's position using the fundamental economic characteristics of the company or its respective assets.

THE SECTION ENTITLED "GOALS, STRATEGIES AND RISKS - CDC NVEST STAR SMALL CAP FUND - MORE ON INVESTMENT STRATEGIES" OF THE PROSPECTUSES IS DELETED.

IN THE SECTION ENTITLED "MEET THE FUNDS' INVESTMENT ADVISERS AND SUBADVISERS," REFERENCES TO THE FUND ARE DELETED FROM INFORMATION FOR HARRIS, LOOMIS SAYLES, RS INVESTMENTS AND SALOMON BROTHERS AND THE FOLLOWING TEXT IS ADDED:

VAUGHAN NELSON, located at 600 Travis Street, Suite 6300, Houston, Texas 77002, serves as subadviser to the Vaughan Nelson Small Cap Value Fund, CDC Nvest Star Growth Fund and CDC Nvest Star Value Fund. Vaughan Nelson is a subsidiary of CDC IXIS Asset Management North America. Originally incorporated in 1970, Vaughan Nelson focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of September 30, 2003, Vaughan Nelson had $3.4 billion in assets under management.

THE SUBSECTION ENTITLED "STAR SMALL CAP FUND" WITHIN THE SECTION ENTITLED "MEET THE FUNDS' PORTFOLIO MANAGERS," IS REPLACED WITH THE FOLLOWING:

CHRIS WALLIS

Chris Wallis has co-managed the VAUGHAN NELSON SMALL CAP VALUE FUND since March 2004. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. Prior to joining Vaughan Nelson he was an Associate at Simmons & Company International from 1998 to 1999. Mr. Wallis received a B.B.A. from Baylor University and M.B.A. from Harvard Business School. He holds the designation of Chartered Financial Analyst and has over 11 years of investment/financial analysis and accounting experience.

MARK ROACH

Mark Roach has co-managed the VAUGHAN NELSON SMALL CAP VALUE FUND since March 2004. Mr. Roach, a Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining the Vaughan Nelson he was a Security Analyst for USAA Investment Management Company from 2001 to 2002, an Equity Analyst with Fifth Third Bank from 1999 to 2001 and a Senior Analyst with The Applied Finance Group, Ltd. from 1998 to 1999. Mr. Roach received a B.A. from Baldwin Wallace College and an M.B.A from the University of Chicago. He holds the designation of Chartered Financial Analyst and has over 11 years of investment experience.

Effective March 1, 2004, the Fund's primary benchmark will be Russell 2000 Value Index.


CDC NVEST STAR GROWTH FUND AND CDC NVEST STAR VALUE FUND

Effective December 1, 2003, Vaughan, Nelson, Scarborough & McCullough, L.P. changed its name to Vaughan Nelson Investment Management, L.P. All references to Vaughan, Nelson, Scarborough & McCullough, L.P. are replaced with "Vaughan Nelson Investment Management, L.P".

CDC NVEST STAR GROWTH FUND

Effective September 30, 2003, David P. K. Chu no longer serves as a co-portfolio manager of the Miller Anderson segment of the CDC Nvest Star Growth Fund. Dennis Lynch and David Cohen continue to serve as co-portfolio managers of the Miller Anderson segment of the Fund.

                                                                      SP213-1203

SUPPLEMENT DATED DECEMBER 19, 2003 TO THE STATEMENT OF ADDITIONAL  INFORMATION -
PART II DATED MAY 1, 2003 AS REVISED OCTOBER 1, 2003 FOR CDC NVEST FUNDS TRUST I, CDC NVEST FUNDS TRUST II, CDC NVEST FUNDS TRUST III, CDC NVEST COMPANIES TRUST I AND DATED SEPTEMBER 15, 2003 AS REVISED OCTOBER 1, 2003 FOR LOOMIS SAYLES FUNDS II, EACH AS MAY BE SUPPLEMENTED FROM TIME TO TIME


EFFECTIVE DECEMBER 19, 2003 THE FOLLOWING TEXT IS ADDED AS THE LAST PARAGRAPH IN THE SUB-SECTION ENTITLED "ALL FUNDS" UNDER THE SECTION ENTITLED "DISTRIBUTION AGREEMENTS AND RULE 12B-1 PLANS":


Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to a dealer's customers by the individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Funds' Prospectuses and this Statement. Customers should be provided with specific information from their dealer about any processing or service fees charged by their individual dealer.





                                                                      SP215-1203